UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DW Investment Management, LP
Address: 590 Madison Avenue
         9th Floor
         New York, New York  10022

13F File Number:  28-14046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Warren
Title:     Chief Executive Officer
Phone:     212.751.6160

Signature, Place, and Date of Signing:

     /S/ David Warren     New York, New York     February 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $102,317 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104      500    25000 SH       SOLE                    25000
DEX ONE CORP                   COM              25212W100     8371  1100000 SH       SOLE                  1100000
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    41034  1488900 SH       SOLE                  1488900
ITT EDUCATIONAL SERVICES INC   COM              45068B109      513     8000 SH       SOLE                     8000
SMURFIT-STONE CONTAINER CORP   COM              83272A104    43367  1700000 SH       SOLE                  1700000
TEMPLE INLAND INC              COM              879868107     8532   400000 SH       SOLE                   400000